Warrants	6 Months Ended
Jun. 30, 2026
Warrants [Abstract]
WARRANTS [Text Block]

NOTE 10:- WARRANTS

The following table summarizes information of outstanding warrants as of June 30, 2026:

Warrants	Warrant Term	Exercise Price		Exercisable

May 2022 warrants	May 27, 2027	USD	12,924	1,443
February 2026 warrants	February 12, 2029	USD	4.9294	405,728
				407,171

The following table summarizes information of outstanding warrants as of December 31, 2025:

Warrants	Warrant Term	Exercise Price		Exercisable

March 2021 Series A warrants	March 1, 2026	USD	34,743	233
March 2021 Series B warrants	March 1, 2026	USD	52,088	117
May 2022 warrants	May 27, 2027	USD	12,924	1,443
				1,793